Prospectus Supplement	May 19, 2017

Putnam Multi-Cap Value Fund

Prospectuses dated August 30, 2016

Class B shares of the fund acquired prior to June 21, 2017 will convert automatically to class A shares effective June 21, 2017.

PUTNAM INVESTMENTS	306839- 5/17